Transactions with Related Parties, Steamship Shipbroking Enterprises Inc. (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Due to related parties	$ 331		$ 458
Related Party [Member] | Steamship [Member]
Transactions with Related Parties [Abstract]
Due to related parties	326		$ 436
Related Party [Member] | Steamship [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Accrued performance bonus	112	$ 114
Related Party [Member] | Steamship [Member] | Insurance and Administrative Management Fees [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	70	75
Related Party [Member] | Steamship [Member] | Brokerage Services [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	1,317	1,207
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	900	900
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	70	307
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | Loss on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 347	$ 0